UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: March 31, 2010

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-422-7290
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 May 4, 2010

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 31

FORM 13F INFORMATION TABLE VALUE TOTAL: $231,689,340.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE

ANIXTER INTL INC               NOTE 1.00% 2/13  035290AJ4       3875200.         4000           S                None
ANNALY CAPITAL MGMT            NOTE 4.00% 2/15  035710AA0       6067500.         6000           S                None
ALLEGHENY TECHNOLOGIES         COM              01741R102       2037817.        38300           S               38300
CAL DIVE INTL                  NOTE 3.25% 12/25 127914AB5       4556250.         5000           S                5000
CENTRAL EUROP DISTR CORP       NOTE 3.00% 3/ 13 153435AA0      13670748.        15210           S                None
CHELSEA THERAPEUTICS INTL      COM              163428105        319500.        90000           S               90000
CORE LABORATORIES LP           NOTE 0.25% 10/11 21868FAB9      16464550.        11500           S                None
ENZON PHARMACEUTICAL INC       NOTE 4.00% 6/13  293904AE8      14190750.        11925           S                None
FLAGSTAR BANCORP INC           COM              337930101        600000.      1000000           S             1000000
FORD MOTOR CO                  NOTE 4.25% 11/16 345370CN8       8985000.         6000           S                None
GENERAL CABLE CORP             NOTE .875% 11/13 369300AD0       9457397.        10917           S                None
ISTAR FINANCIAL INC            COM              45031U101        459000.       100000           S              100000
MEDTRONIC INC                  NOTE 1.50% 4/11  585055AL0      15262500.        15000           S                None
MICRON TECHNOLOGY              NOTE 1.875%6/14  595112AH6      14325000.        15000           S                None
MOLINA HEALTHCARE              NOTE 3.75%10/14  60855RAA8       5535000.         6000           S                None
NASH FINCH CO                  NOTE 1.63% 3/35  631158AD4       4475000.        10000           S                None
NATL RETAIL PROPERTIES         NOTE 3.95% 9/26  637417AA4      10775000.        10000           S                None
OIL STATES INTL                NOTE 2.375%7/25  678026AB1       9135000.         6000           S                None
PROSHARES ULTRASHORT           COM              74347R297       2434500.        50000           S               50000
PULTE GROUP INC                COM              745867101        281250.        25000           S               25000
SANDISK CORP                   NOTE 1.00% 5/13  80004CAC5       8036400.         9250           S                None
SCHEIN HENRY INC               NOTE 3.00% 8/34  806407AB8       7725000.         6000           S                None
SYMANTEC CORP                  NOTE  .75% 6/11  871503AD0      13030514.        12500           S                None
TEVA PHARMACEUTICALS           NOTE 0.25% 2/24  88164RAB3       9156250.         5000           S                None
UAL CORP                       NOTE 4.50% 6/21  902549AH7      14596579.        14800           S                None
UNITED RENTALS INC             NOTE 4.00% 11/15 911363AL3       6427500.         6000           S                None
UNITED THERAPEUTICS            NOTE  .50% 10/11 91307CAD4      11231250.         7500           S                None
VALEANT PHARMACEUTICALS        NOTE 3.00% 8/10  91911XAB0       6862500.         5000           S                None
VIROPHARM INC                  NOTE 2.00% 3/17  928241AH1       1864785.         1950           S                None
WILSON GREATBATC               NOTE 2.25% 6/13  39153LAB2       6291600.         7000           S                None
WRIGHT MEDICAL GROUP INC       NOTE 2.625%12/14 98235TAA5       3560000.         4000           S                None


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